RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)																												3 Months Ended		12 Months Ended
	Mar. 03, 2026	Jan. 31, 2026	Dec. 11, 2025	Dec. 01, 2025	Oct. 31, 2025	Oct. 14, 2025	Sep. 25, 2025	Aug. 05, 2025	Jul. 31, 2025	Jun. 30, 2025	Apr. 30, 2025	Apr. 15, 2025	Jan. 31, 2025	Dec. 03, 2024	Nov. 20, 2024	Nov. 05, 2024	Nov. 04, 2024	Oct. 28, 2024	Sep. 25, 2024	Aug. 02, 2024	May 01, 2024	Apr. 08, 2024	Apr. 06, 2024	Apr. 05, 2024	Apr. 04, 2024	Apr. 03, 2024	Jan. 23, 2023	Apr. 30, 2026	Apr. 30, 2025	Jan. 31, 2026	Jan. 31, 2025	Mar. 20, 2026	Mar. 09, 2026	Jan. 16, 2026	Dec. 23, 2025	Dec. 22, 2025	Aug. 18, 2025	Aug. 12, 2025	Aug. 10, 2025	May 16, 2025	Mar. 25, 2025	Feb. 24, 2025	Jan. 29, 2025	Jan. 17, 2025	Dec. 17, 2024	Sep. 05, 2024	Jun. 07, 2024	Mar. 28, 2024	Jan. 31, 2024
Related Party Transaction [Line Items]
Warrants exercise price	$ 8.00
Vested stock options, shares																														1,132,300	60,300
Options expiration date																											Dec. 31, 2027
Convertible notes payable		$ 405,305																												$ 405,305
Value of shares issued for stock incentives																												$ 345,000	$ 277,500	$ 1,394,167	$ 2,966,115
Warrant [Member]
Related Party Transaction [Line Items]
Conversion rate per share																																								$ 4.80
Warrants exercised																																	29,500	4,000	8,333	6,667	8,333			11,250	11,250	11,250	67,000	11,250	11,250
Warrants exercise price																																$ 8.00	$ 3.00	$ 7.50	$ 3.00	$ 7.50	$ 3.00	$ 4.80		$ 4.80	$ 4.80	$ 4.80	$ 3.00	$ 4.80	$ 4.80	$ 4.80	$ 4.80	$ 4.80
Number of shares converted																							80,400
Common stock issued upon warrants conversion																							50,250
Warrants exercised, value																																			$ 25,000		$ 25,000			$ 54,000	$ 54,000	$ 54,000	$ 201,000	$ 54,000	$ 54,000				$ 156,746
Common Stock [Member]
Related Party Transaction [Line Items]
Common shares issued upon exercise of options																										507,750					737,000
Number of shares issued for stock incentives																												10,000	74,567	269,686	607,806
Value of shares issued for stock incentives																												$ 10	$ 75	$ 270	$ 608
Secured Promissory Note One [Member]
Related Party Transaction [Line Items]
Debt instrument, face value																		$ 25,000
Maturity date	Apr. 30, 2027				Apr. 30, 2026													Oct. 28, 2025
Accrues interest	7.50%
Secured Promissory Note One [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Maturity date	Apr. 30, 2027
Accrues interest	7.50%
Secured Promissory Note Two [Member]
Related Party Transaction [Line Items]
Debt instrument, face value																	$ 25,000
Maturity date	Apr. 30, 2027				Apr. 30, 2026												Nov. 04, 2025
Accrues interest	7.50%
Secured Promissory Note Two [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Maturity date	Apr. 30, 2027
Accrues interest	7.50%
Secured Promissory Note Three [Member]
Related Party Transaction [Line Items]
Debt instrument, face value															$ 25,000
Maturity date					Apr. 30, 2026										Nov. 20, 2025
Secured Promissory Note Three [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Maturity date	Apr. 30, 2027
Accrues interest	7.50%
Secured Promissory Note Four [Member]
Related Party Transaction [Line Items]
Debt instrument, face value														$ 25,000
Maturity date	Apr. 30, 2027				Apr. 30, 2026									Dec. 03, 2025
Accrues interest	7.50%
Secured Promissory Note Four [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Maturity date	Apr. 30, 2027
Accrues interest	7.50%
Secured Promissory Note Five [Member]
Related Party Transaction [Line Items]
Debt instrument, face value												$ 25,000
Maturity date	Apr. 30, 2027				Apr. 30, 2026							Apr. 15, 2026
Accrues interest	7.50%
Secured Promissory Note Five [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Maturity date	Apr. 30, 2027
Accrues interest	7.50%
Secured Promissory Note Six [Member]
Related Party Transaction [Line Items]
Debt instrument, face value										$ 40,000
Maturity date	Apr. 30, 2027				Apr. 30, 2026					Oct. 28, 2025
Accrues interest	7.50%
Secured Promissory Note Six [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Maturity date	Apr. 30, 2027
Accrues interest	7.50%
Promissory Note One Member [Member]
Related Party Transaction [Line Items]
Maturity date	Apr. 30, 2027
Accrues interest	7.50%
Promissory Note One Member [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Maturity date	Apr. 30, 2027
Accrues interest	7.50%
Promissory Note Two [Member]
Related Party Transaction [Line Items]
Maturity date	Apr. 30, 2027
Accrues interest	7.50%
Promissory Note Two [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Maturity date	Apr. 30, 2027
Accrues interest	7.50%
Promissory Note Three [Member]
Related Party Transaction [Line Items]
Maturity date	Apr. 30, 2027
Accrues interest	7.50%
Promissory Note Three [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Maturity date	Apr. 30, 2027
Accrues interest	7.50%
Promissory Note Four [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Maturity date	Apr. 30, 2027
Accrues interest	7.50%
Promissory Note Five [Member]
Related Party Transaction [Line Items]
Maturity date	Apr. 30, 2027
Accrues interest	7.50%
Promissory Note Five [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Maturity date	Apr. 30, 2027
Accrues interest	7.50%
Promissory Note Six [Member]
Related Party Transaction [Line Items]
Maturity date	Apr. 30, 2027
Accrues interest	7.50%
Promissory Note Six [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Maturity date	Apr. 30, 2027
Accrues interest	7.50%
Mr Brodkey [Member]
Related Party Transaction [Line Items]
Accrued compensation									$ 42,500
Common stock issued upon conversion									121,429
Conversion rate per share									$ 0.35
Mr Scannell [Member]
Related Party Transaction [Line Items]
Accrued compensation									$ 87,500
Common stock issued upon conversion									250,000
Conversion rate per share									$ 0.35
Andrew Brodkey [Member]
Related Party Transaction [Line Items]
Accrued compensation											$ 42,500		$ 55,000
Common stock issued upon conversion											7,083		6,910
Robert Scannell [Member]
Related Party Transaction [Line Items]
Accrued compensation											$ 87,500		$ 62,500
Common stock issued upon conversion											14,583		7,852
Feehan Partners [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Number of shares converted																									133,333
Common stock issued upon warrants conversion																									83,334
Feehan Partners [Member] | Secured Promissory Note One [Member]
Related Party Transaction [Line Items]
Debt instrument, face value																		$ 25,000
Maturity date	Apr. 01, 2027								Apr. 30, 2026									Oct. 28, 2025
Accrues interest	7.50%																	10.00%
Feehan Partners [Member] | Secured Promissory Note One [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Maturity date	Apr. 30, 2027
Accrues interest	7.50%
Feehan Partners [Member] | Secured Promissory Note Two [Member]
Related Party Transaction [Line Items]
Debt instrument, face value																	$ 25,000
Maturity date	Apr. 01, 2027								Apr. 30, 2026								Nov. 04, 2025
Accrues interest																	10.00%
Feehan Partners [Member] | Secured Promissory Note Two [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Maturity date	Apr. 30, 2027
Accrues interest	7.50%
Feehan Partners [Member] | Secured Promissory Note Three [Member]
Related Party Transaction [Line Items]
Debt instrument, face value															$ 25,000
Maturity date	Apr. 01, 2027								Apr. 30, 2026						Nov. 20, 2025
Accrues interest	7.50%														10.00%
Feehan Partners [Member] | Secured Promissory Note Three [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Maturity date	Apr. 30, 2027
Accrues interest	7.50%
Feehan Partners [Member] | Secured Promissory Note Four [Member]
Related Party Transaction [Line Items]
Debt instrument, face value														$ 25,000
Maturity date	Apr. 01, 2027								Apr. 30, 2026					Dec. 03, 2025
Accrues interest	7.50%													10.00%
Feehan Partners [Member] | Secured Promissory Note Four [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Maturity date	Apr. 30, 2027
Accrues interest	7.50%
Feehan Partners [Member] | Secured Promissory Note Five [Member]
Related Party Transaction [Line Items]
Debt instrument, face value												$ 25,000
Maturity date	Apr. 01, 2027								Apr. 30, 2026			Apr. 15, 2026
Accrues interest	7.50%											10.00%
Feehan Partners [Member] | Secured Promissory Note Five [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Maturity date	Apr. 30, 2027
Accrues interest	7.50%
Feehan Partners [Member] | Secured Promissory Note Six [Member]
Related Party Transaction [Line Items]
Debt instrument, face value										$ 40,000
Maturity date	Apr. 01, 2027								Apr. 30, 2026	Oct. 28, 2025
Accrues interest	7.50%									10.00%
Feehan Partners [Member] | Secured Promissory Note Six [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Maturity date	Apr. 30, 2027
Accrues interest	7.50%
Feehan Partners [Member] | Promissory Note One Member [Member]
Related Party Transaction [Line Items]
Debt instrument, face value								$ 15,000
Maturity date	Apr. 01, 2027							Apr. 30, 2026
Accrues interest	7.50%
Feehan Partners [Member] | Promissory Note One Member [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Maturity date	Apr. 30, 2027
Accrues interest	7.50%
Feehan Partners [Member] | Promissory Note Two [Member]
Related Party Transaction [Line Items]
Debt instrument, face value							$ 5,000
Maturity date							Apr. 30, 2026
Feehan Partners [Member] | Promissory Note Three [Member]
Related Party Transaction [Line Items]
Debt instrument, face value						$ 15,000
Maturity date						Apr. 30, 2026
Feehan Partners [Member] | Promissory Note Four [Member]
Related Party Transaction [Line Items]
Debt instrument, face value					$ 2,000		$ 5,000
Maturity date	Apr. 01, 2027				Feb. 28, 2026		Apr. 30, 2026
Accrues interest	7.50%
Feehan Partners [Member] | Promissory Note Four [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Maturity date	Apr. 30, 2027
Accrues interest	7.50%
Feehan Partners [Member] | Promissory Note Five [Member]
Related Party Transaction [Line Items]
Debt instrument, face value				$ 2,000		$ 15,000
Maturity date	Apr. 01, 2027			Apr. 30, 2026		Apr. 30, 2026
Accrues interest	7.50%
Feehan Partners [Member] | Promissory Note Five [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Maturity date	Apr. 30, 2027
Accrues interest	7.50%
Feehan Partners [Member] | Promissory Note Six [Member]
Related Party Transaction [Line Items]
Debt instrument, face value			$ 5,000		$ 2,000
Maturity date	Apr. 01, 2027		Apr. 30, 2026		Feb. 28, 2026
Accrues interest	7.50%
Feehan Partners [Member] | Promissory Note Six [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Maturity date	Apr. 30, 2027
Accrues interest	7.50%
Feehan Partners [Member] | Notes Payable [Member]
Related Party Transaction [Line Items]
Common stock issued upon conversion																								133,333
Convertible notes payable																								$ 200,000
Scannell [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Warrants exercised																																							10,000
Shares issued																																							10,000
Warrants exercise price																																							$ 4.80
Steven Rudofsky [Member]
Related Party Transaction [Line Items]
Accrued compensation																				$ 31,250	$ 31,250
Common stock issued upon conversion																				6,250	9,766
Vested stock options, shares																										268,000
Common shares issued upon exercise of options																										184,250
Number of shares issued for stock incentives																			6,250
Value of shares issued for stock incentives																			$ 27,500
Steven Rudofsky [Member] | Share-Based Payment Arrangement, Option [Member]
Related Party Transaction [Line Items]
Vested stock options, shares																										268.00
Vested stock options per share																										$ 2.50
Options expiration date																										Sep. 30, 2027
Common shares issued upon exercise of options																										169,250
Steven Rudofsky [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Warrants exercised																25,000																			8,333		8,333
Shares issued																																83,750			8,333		8,333
Warrants exercise price																$ 3.00																			$ 3.00		$ 3.00
Number of shares converted																						83,333
Common stock issued upon warrants conversion																						52,083
Warrants exercised, value																$ 75,000
Steven Rudofsky [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Warrants exercised																																			8,333
Steven Rudofsky [Member] | Promissory Note Five [Member]
Related Party Transaction [Line Items]
Debt instrument, face value																																	$ 100,000
Accrues interest																																	8.00%
Steven Rudofsky [Member] | Notes Payable [Member]
Related Party Transaction [Line Items]
Common stock issued upon conversion																								83,333
Convertible notes payable																								$ 125,000
Andrew Brodkey [Member]
Related Party Transaction [Line Items]
Accrued compensation		$ 42,500			$ 42,500				$ 42,500		$ 42,500		$ 42,500			$ 42,500				$ 42,500	$ 17,500
Common stock issued upon conversion		5,445			6,037				6,071		7,083		5,339			9,659				8,500	5,469
Related party payables		$ 61,293																										61,293		61,293
Vested stock options, shares																										268,000
Common shares issued upon exercise of options																										184,250
Number of shares issued for stock incentives																			128,500
Value of shares issued for stock incentives																			$ 565,400
Andrew Brodkey [Member] | Share-Based Payment Arrangement, Option [Member]
Related Party Transaction [Line Items]
Vested stock options, shares																										268.00
Vested stock options per share																										$ 2.50
Options expiration date																										Sep. 30, 2027
Common shares issued upon exercise of options																										169,250
Andrew Brodkey [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Shares issued																																65,600
Number of shares converted																									65,333
Common stock issued upon warrants conversion																									40,833
Andrew Brodkey [Member] | Notes Payable [Member]
Related Party Transaction [Line Items]
Common stock issued upon conversion																								65,333
Convertible notes payable																								$ 98,000
Robert Scannell [Member]
Related Party Transaction [Line Items]
Accrued compensation		$ 87,500			$ 87,500				$ 87,500		$ 87,500		$ 87,500			$ 87,500				$ 87,500	$ 62,500
Common stock issued upon conversion		12,284			12,429				12,500		14,583		10,992			19,886				17,500	19,531
Related party payables		$ 12,820																										12,820		$ 12,820
Vested stock options, shares	268,000																									268,000
Common shares issued upon exercise of options																										184,250
Number of shares issued for stock incentives																			125,000
Value of shares issued for stock incentives																			$ 550,000
Robert Scannell [Member] | Share-Based Payment Arrangement, Option [Member]
Related Party Transaction [Line Items]
Vested stock options, shares																										268.00
Vested stock options per share																										$ 2.50
Options expiration date																										Sep. 30, 2027
Common shares issued upon exercise of options																										169,250
Robert Scannell [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Shares issued																																134,000
Other Parties [Member]
Related Party Transaction [Line Items]
Accrued compensation		$ 51,667			$ 67,500				$ 67,500		$ 147,500
Common stock issued upon conversion		8,575			9,588				9,643		52,900
Conversion rate per share		$ 7.10			$ 7.04				$ 7.00																					$ 7.10
Feehan [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Number of shares converted																									133,333
Common stock issued upon warrants conversion																									83,334
Shaun Dykes [Member]
Related Party Transaction [Line Items]
Accrued compensation													$ 47,500			$ 47,500
Common stock issued upon conversion													5,967			10,795
Shaun Dykes [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Number of shares converted																							20,000
Common stock issued upon warrants conversion																							12,563
Shaun Dykes [Member] | Notes Payable [Member]
Related Party Transaction [Line Items]
Common stock issued upon conversion																								20,000
Convertible notes payable																								$ 30,000
Officer [Member]
Related Party Transaction [Line Items]
Compensation to officers																												$ 182,500	$ 65,000	$ 520,000	$ 784,167